Financing receivables - Summary of Loans Receivable Reported within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,317,830	¥ 1,143,857
Carried at fair value	[1]	278,943	317,218
Total		1,596,773	1,461,075
Advances to affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 761	¥ 2,104
Carried at fair value
Total		¥ 761	¥ 2,104
Total
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		1,318,591	1,145,961
Carried at fair value	[1]	278,943	317,218
Total		1,597,534	1,463,179
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 359,669	¥ 324,503
Carried at fair value
Total		¥ 359,669	¥ 324,503
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 497,459	¥ 425,245
Carried at fair value
Total		¥ 497,459	¥ 425,245
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 13,709	¥ 16,995
Carried at fair value
Total		¥ 13,709	¥ 16,995
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		446,993	377,114
Carried at fair value	[1]	278,943	317,218
Total		¥ 725,936	¥ 694,332

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.